Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 13,788	$ 19,713
Provision for credit losses	1,544	(4,207)
Interest income on certain loans	(108)	(145)
Loan charge-offs, total	(2,866)	(3,031)
Loan recoveries, total	1,258	1,457
Net loan charge-offs	(1,608)	(1,574)
Other	(7)	1
Allowance for credit losses, end of period	13,609	13,788
Allowance for loan losses	12,985	12,490
Allowance for unfunded credit commitments	$ 624	$ 1,298
Net loan charge-offs as a percentage of average total loans	0.17%	0.18%
Allowance for loan losses as a percentage of total loans	1.36%	1.39%
Allowance for credit losses for loans as a percentage of total loans	1.42%	1.54%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Allowance for credit loss for loans, period increase (decrease)	$ (179)
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	7,791	$ 11,516
Provision for credit losses	(721)	(3,373)
Interest income on certain loans	(29)	(58)
Loan charge-offs, total	(355)	(662)
Loan recoveries, total	276	367
Net loan charge-offs	(79)	(295)
Other	(6)	1
Allowance for credit losses, end of period	6,956	7,791
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(307)	(517)
Loan recoveries, loans	224	299
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(21)	(99)
Loan recoveries, loans	32	46
Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, lease financing	(27)	(46)
Loan recoveries, lease financing	20	22
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	5,997	8,197
Provision for credit losses	2,265	(834)
Interest income on certain loans	(79)	(87)
Loan charge-offs, loans	(2,511)	(2,369)
Loan recoveries, loans	982	1,090
Net loan charge-offs	(1,529)	(1,279)
Other	(1)	0
Allowance for credit losses, end of period	6,653	5,997
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(175)	(260)
Loan recoveries, loans	238	277
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(1,195)	(1,189)
Loan recoveries, loans	344	389
Total Consumer [Member] | Auto [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(734)	(497)
Loan recoveries, loans	312	316
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(407)	(423)
Loan recoveries, loans	$ 88	$ 108